Copley Fund, Inc. respectfully advises the Commission that it was unable to timely file its N-CEN due to the Funds and the auditors inability to timely exchange necessary information and materials to complete the audit for the filing and the auditors inability to process that information with its usual timeliness. All key personnel involved in the preparation of the N-CEN are located in the New York metropolitan area and were subject to quarantine and travel restrictions. The Fund relies on the Commissions Order issued on March 25, 2020 in
Release No. IC-33824.